Document and Entity Information	Dec. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001475115
Document Type	8-K
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	EVENTBRITE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38658
Entity Tax Identification Number	14-1888467
Entity Address, Address Line One	95 Third Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	692-7779
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	EB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false